Label	Element	Value
Aberdeen Multi-Manager Alternative Strategies Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock	ABERDEEN FUNDS Aberdeen Multi-Manager Alternative Strategies Fund II (the “Fund”) Supplement to the Fund’s Statutory Prospectus (the “Prospectus”) dated February 29, 2016, as supplemented to date
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Multi-Manager Alternative Strategies Fund II
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following replaces the table in the section entitled “Performance - Annual Total Returns” on page 11 in the Prospectus:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	This supplement is dated April 27, 2016. Please retain this supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2015)
Aberdeen Multi-Manager Alternative Strategies Fund II | HFRX Absolute Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
Aberdeen Multi-Manager Alternative Strategies Fund II | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
Aberdeen Multi-Manager Alternative Strategies Fund II | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
Aberdeen Multi-Manager Alternative Strategies Fund II | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
Aberdeen Multi-Manager Alternative Strategies Fund II | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Aberdeen Multi-Manager Alternative Strategies Fund II | Institutional Class Shares | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Aberdeen Multi-Manager Alternative Strategies Fund II | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.64%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
Aberdeen Multi-Manager Alternative Strategies Fund II | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
Aberdeen Multi-Manager Alternative Strategies Fund II | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014